Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Note 10 - Short-Term Borrowings

Short-term borrowings at December 31, 2011 and 2010 consist of federal funds purchased, securities sold under agreements to repurchase, and FRB short-term advances:

($ in thousands)	Federal Funds Purchased	Securities Sold Under Repurchase Agreements	FRB Short-Term Advances
2011
Balance at December 31	$ 492	$ 13,892	$ -
Maximum indebtedness at any month end	8,421	15,557	-
Daily average indebtedness outstanding	843	13,940	-
Average rate paid for the year	0.33%	0.41%	0.00%
Average rate paid on period-end borrowings	0.20%	0.25%	0.00%
2010
Balance at December 31	$ 295	$ 14,780	$ -
Maximum indebtedness at any month end	1,320	17,225	6,000
Daily average indebtedness outstanding	805	14,847	1,009
Average rate paid for the year	0.26%	0.50%	0.55%
Average rate paid on period-end borrowings	0.20%	0.50%	0.00%

The maximum amount of short-term borrowings outstanding at the end of any month was $20,647,000 and $20,414,000 during 2011 and 2010, respectively.  At December 31, 2011, federal funds borrowing arrangements aggregating $46,500,000 were available to the Subsidiary Banks from correspondent banking institutions.  There are no commitment fees and no requirements for compensating balances.  These unused lines principally serve as temporary liquidity back-up lines and are subject to availability of funds and other specific limitations of the correspondent banks.

Savannah is a member and shareholder of the FRB of Atlanta.  The Subsidiary Banks have been approved to access the FRB discount window to borrow on a secured basis at 50-100 basis points over the Federal Funds Target Rate.  The amount of credit available is subject to the amounts and types of collateral available when borrowings are requested.  The Subsidiary Banks were approved by the FRB under the borrower-in-custody of collateral (“BIC”) arrangement.  This temporary liquidity arrangement allows collateral to be maintained at the Subsidiary Banks rather than being delivered to the FRB or a third party custodian.  At December 31, 2011, the Company had secured borrowing capacity of $93.6 million with the FRB and no balance outstanding.